Regulatory Matters (Capital Requirements and Regulatory Adjustments Over Transitional Period) (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2026
After March 2026
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Countercyclical capital buffer	0.13%
March 2028
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs and D-SIBs	1.00%
March 2026
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Countercyclical capital buffer	0.13%
Additional loss absorbency requirements for G-SIBs and D-SIBs	1.00%
March 2026 | Basel III
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Leverage ratio buffer	50.00%